Document and Entity Information	3 Months Ended
	Jun. 30, 2011	Aug. 01, 2011
Document and Entity Information [Abstract]
Document Type	10-Q
Amendment Flag	false
Document Period End Date	Jun 30, 2011
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q1
Entity Registrant Name	CLEAR SYSTEM RECYCLING, INC.
Entity Central Index Key	0001514888
Current Fiscal Year End Date	--03-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		2,280,000

Balance Sheets (Unaudited) (USD $)	Jun. 30, 2011	Mar. 31, 2011
Current Assets
Cash	$ 10,290	$ 12,944
Prepaid legal fees	0	2,233
Total Current Assets	10,290	15,177
TOTAL ASSETS	10,290	15,177
Current Liabilities
Accounts payable and accrued liabilities	1,185	0
TOTAL LIABILITIES	1,185	0
STOCKHOLDERS’ EQUITY (note 3)
Preferred stock, par value $0.001, 15,000,000 shares authorized, none issued and outstanding	0	0
Common Stock, par value $0.001, 100,000,000 shares authorized, 2,280,000 and 2,180,000 shares issued and outstanding, respectively	2,280	2,180
Additional paid-in capital	21,720	16,820
Deficit accumulated during the development stage	(14,895)	(3,823)
Total Stockholders’ Equity	9,105	15,177
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 10,290	$ 15,177

BALANCE SHEET PARENTHETICAL (USD $)	Jun. 30, 2011	Mar. 31, 2011
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	15,000,000	15,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	2,280,000	2,180,000
Common stock, shares outstanding	2,280,000	2,180,000

Statements of Operations (USD $)	3 Months Ended	5 Months Ended
	Jun. 30, 2011	Jun. 30, 2011
REVENUES:	$ 0	$ 0
OPERATING EXPENSES:
General and administrative	3,400	4,130
Professional fees	7,672	10,765
Total Operating Expenses	11,072	14,895
OTHER INCOME AND EXPENSE	0	0
NET LOSS APPLICABLE TO COMMON SHARES	$ (11,072)	$ (14,895)
Basic and Diluted Loss per Common Share	$ 0
Weighted Average Number of Common Shares Outstanding	2,258,889

Statement of Changes in Stockholders’ Equity (USD $)	Total	Common Stock	Additional Paid-In Capital	Deficit Accumulated During the Development Stage
Beginning balance at Jan. 24, 2011	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Jan. 24, 2011		0
Common shares issued for cash at $0.005 per share (in shares)		2,000,000
Common shares issued for cash at $0.005 per share	10,000	2,000	8,000	0
Common shares issued for cash at $0.05 per share (in shares)		180,000
Common shares issued for cash at $0.05 per share	9,000	180	8,820	0
Net loss	(3,823)	0	0	(3,823)
Ending balance at Mar. 31, 2011	15,177	2,180	16,820	(3,823)
Ending balance (in shares) at Mar. 31, 2011		2,180,000
Common shares issued for cash at $0.05 per share (in shares)		100,000
Common shares issued for cash at $0.05 per share	5,000	100	4,900	0
Net loss	(11,072)	0	0	(11,072)
Ending balance at Jun. 30, 2011	$ 9,105	$ 2,280	$ 21,720	$ (14,895)
Ending balance (in shares) at Jun. 30, 2011		2,280,000

Statements of Cash Flows (USD $)	3 Months Ended	5 Months Ended
	Jun. 30, 2011	Jun. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (11,072)	$ (14,895)
Changes in operating assets and liabilities:
Prepaid legal fees	2,233	0
Accounts payable and accrued liabilities	1,185	1,185
Net cash used in operating activities	(7,654)	(13,710)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash provided by (used in) investing activities	0	0
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of common stock for cash	5,000	24,000
Net cash provided by financing activities	5,000	24,000
Net increase (decrease) in cash and cash equivalents	(2,654)	10,290
Cash and cash equivalents - beginning of period	12,944	0
Cash and cash equivalents - end of period	10,290	10,290
Supplemental Cash Flow Disclosure:
Cash paid for interest	0	0
Cash paid for income taxes	$ 0	$ 0

- CONDENSED FINANCIAL STATEMENTS	3 Months Ended
Jun. 30, 2011
- CONDENSED FINANCIAL STATEMENTS

NOTE 1 -  CONDENSED FINANCIAL STATEMENTS

The accompanying financial statements have been prepared by the Company without audit.  In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position, results of operations, and cash flows at June 30, 2011, and for all periods presented herein, have been made.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted.  It is suggested that these condensed financial statements be read in conjunction with the financial statements and notes thereto included in the Company’s March 31, 2011 audited financial statements.  The results of operations for the period ended June 30, 2011 are not necessarily indicative of the operating results for the full year.

- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended
Jun. 30, 2011
- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 -  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period.  Actual results could differ from those estimates. The Company’s periodic filings with the Securities and Exchange Commission include, where applicable, disclosures of estimates, assumptions, uncertainties and markets that could affect the financial statements and future operations of the Company.

Cash and Cash Equivalents

Cash and cash equivalents include cash in banks, money market funds, and certificates of term deposits with maturities of less than three months from inception, which are readily convertible to known amounts of cash and which, in the opinion of management, are subject to an insignificant risk of loss in value.  The Company had  $10,290 and  $12,944 in cash and cash equivalents at June 30, 2011 and March 31, 2011, respectively.

Start-Up Costs

In accordance with FASC 720-15-20, “Start-up Activities”, the Company expenses all costs incurred in connection with the start-up and organization of the Company.

Net Income or (Loss) Per Share of Common Stock

The Company has adopted FASC Topic No. 260, “Earnings per Share,” (“EPS”) which requires presentation of basic and diluted EPS on the face of the income statement for all entities with complex capital structures and requires a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation.  In the accompanying financial statements, basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding during the period.

The following table sets forth the computation of basic and diluted earnings per share, for the three months ended June 30, 2011:

Net loss applicable to Common Shares	$(11,072)

Weighted average common shares
outstanding (Basic)	2,258,889
Weighted average common shares
outstanding (Diluted)	2,258,889

Net loss per share (Basic and Diluted)	$(0.00)

The Company has no potentially dilutive securities, such as options or warrants, currently issued and outstanding.

Concentrations of Credit Risk

The Company’s financial instruments that are exposed to concentrations of credit risk primarily consist of its cash and cash equivalents and related party payables it will likely incur in the near future.  The Company places its cash and cash equivalents with financial institutions of high credit worthiness.  At times, its cash and cash equivalents with a particular financial institution may exceed any applicable government insurance limits.  The Company’s management plans to assess the financial strength and credit worthiness of any parties to which it extends funds, and as such, it believes that any associated credit risk exposures are limited.

Revenue Recognition

The Company recognizes revenue from the sale of products and services in accordance with FASC Topic No. 605, “Revenue Recognition.”No revenue has been recognized since inception.  However, the Company will recognize revenue only when all of the following criteria have been met:

i)         Persuasive evidence for an agreement exists;

ii)        Service has beenprovided;

iii)       The fee is fixed or determinable; and

iv)       Revenue is reasonably assured.

Recent Accounting Pronouncements

In June 2009, the FASB established the Accounting Standards Codification (“Codification” or “ASC”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”). Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) issued under authority of federal securities laws are also sources of GAAP for SEC registrants. Existing GAAP was not intended to be changed as a result of the Codification, and accordingly the change did not impact our financial statements. The ASC does change the way the guidance is organized and presented.

Statement of Financial Accounting Standards (“SFAS”) No. 165 (ASC Topic 855), “Subsequent Events”, SFAS No. 166 (ASC Topic 810), “Accounting for Transfers of Financial Assets-an Amendment of FASB Statement No. 140”, SFAS No. 167 (ASC Topic 810), “Amendments to FASB Interpretation No. 46(R),” and SFAS No. 168 (ASC Topic 105), “The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles- a replacement of FASB Statement No. 162” were recently issued. SFAS No. 165, 166, 167, and 168 have no current applicability to the Company or their effect on the financial statements would not have been significant.

Accounting Standards Update (“ASU”) ASU No. 2009-05 (ASC Topic 820), which amends Fair Value Measurements and Disclosures – Overall, ASU No. 2010-19 (ASC Topic 605), Multiple Deliverable Revenue Arrangements, ASU No. 2009-14 (ASC Topic 985), Certain Revenue Arrangements that include Software Elements, and various other ASU’s No. 2009-02 through ASU No. 2011-07 which contain technical corrections to existing guidance or affect guidance to specialized industries or entities were recently issued. These updates have no current applicability to the Company or their effect on the financial statements would not have been significant.

- CAPITAL STOCK	3 Months Ended
Jun. 30, 2011
- CAPITAL STOCK

NOTE 3 -   CAPITAL STOCK

Authorized Stock

The Company has authorized 100,000,000 common shares and 15,000,000 preferred shares, both with a par value of  $0.001 per share.  Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought.

Share Issuance

Since inception (January 24, 2011) to June 30, 2011, the Company has issued 2,000,000 common shares at  $0.005 per share for  $10,000 in cash, and 2,280,000 common shares at  $0.05 per share for  $14,000 in cash, for total cash proceeds of  $24,000, being  $2,280for par value shares and  $21,720 for capital in excess of par value.  There were 2,280,000and 2,180,000 common shares issued and outstanding at June 30, 2011 and March 31, 2011, respectively.  Of these shares, 2,000,000 were issued to two directors and officers of the Company.

There are no preferred shares outstanding.  The Company has issued no authorized preferred shares.  The Company has no stock option plan, warrants or other dilutive securities.

- GOING CONCERN AND LIQUIDITY CONSIDERATIONS	3 Months Ended
Jun. 30, 2011
- GOING CONCERN AND LIQUIDITY CONSIDERATIONS

NOTE 4 -  GOING CONCERN AND LIQUIDITY CONSIDERATIONS

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business.  As at June 30, 2011, the Company has a loss from operations of  $11,072, an accumulated deficit of  $14,895 and has earned no revenues since inception.  The Company intends to fund operations through equity financing arrangements, which may be insufficient to fund its capital expenditures, working capital and other cash requirements for the year ending March 31, 2012.

The ability of the Company to emerge from the development stage is dependent upon, among other things, obtaining additional financing to continue operations, and development of its business plan.  In response to these problems, management intends to raise additional funds through public or private placement offerings.

These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern.  The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

- SUBSEQUENT EVENTS	3 Months Ended
Jun. 30, 2011
- SUBSEQUENT EVENTS

NOTE 5 -  SUBSEQUENT EVENTS

In accordance with ASC 855-10, Company management reviewed all material events through the date of this report and determined that there are no material subsequent events to report.